STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Class A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series B Super Voting Preferred Stock
Balance, shares at Dec. 31, 2023		56,282,599	58,582,469
Balance, amount at Dec. 31, 2023	$ (1,414,907)	$ 5,628	$ 5,858	$ 995,638	$ (2,422,031)	$ 0
Share conversions, shares		(762,472)	19,061,800
Share conversions, amount	0	$ (76)	$ 1,906	(1,830)	0	$ 0
Preferred stock issued for services, shares		4,040,000				90
Preferred stock issued for services, amount	2,990,000	$ 404	$ 0	2,989,596	0	$ 0
Common stock issued for cash, net of offering cost, shares			19,462,532
Common stock issued for cash, net of offering cost, amount	371,070	0	$ 1,946	369,124	0	0
Common stock issued for services, shares			900,000
Common stock issued for services, amount	43,400	0	$ 90	43,310	0	0
Common stock issued note conversions, shares			14,705,144
Common stock issued note conversions, amount	329,916	0	$ 1,470	328,446	0	0
Net loss	(4,514,971)	$ 0	$ 0	0	(4,514,971)	$ 0
Balance, shares at Dec. 31, 2024		59,560,127	112,711,945			90
Balance, amount at Dec. 31, 2024	(2,195,492)	$ 5,956	$ 11,270	4,724,284	(6,937,002)	$ 0
Share conversions, shares		(7,138,997)	178,474,941
Share conversions, amount	0	$ (714)	$ 17,847	(17,133)	0	0
Common stock issued for services, shares			15,000,000
Common stock issued for services, amount	15,000	0	$ 1,500	13,500	0	0
Net loss	(1,295,041)	0	$ 0	0	(1,295,041)	0
Common stock issued for cash, shares			23,992,548
Common stock issued for cash, amount	83,117	0	$ 2,400	80,717	0	0
Common stock issued note conversion, shares			142,247,369
Common stock issued note conversion, amount	170,104	$ 0	$ 14,225	155,879	0	$ 0
Balance, shares at Dec. 31, 2025		52,421,130	472,426,803			90
Balance, amount at Dec. 31, 2025	$ (3,222,312)	$ 5,242	$ 47,242	$ 4,957,247	$ (8,232,043)	$ 0